Subsequent Events (Details) - May 09, 2022 ₪ in Millions, $ in Millions	USD ($)	ILS (₪)
Subsequent Events [Abstract]
Purchase to agreement, description	the Company entered into an agreement to purchase 546 square meters of offices, 495 square meters of warehouse space and nine parking spaces in Rishon Lezion.	the Company entered into an agreement to purchase 546 square meters of offices, 495 square meters of warehouse space and nine parking spaces in Rishon Lezion.
Purchase amount	$ 1.9	₪ 6.5
Percentage of assets purchased	10.00%	10.00%